Related Party Balances and Transactions (Details) - Schedule of Related Party Transactions and Balances	6 Months Ended
Jun. 30, 2023
Guangzhou Jiatu Culture Media Co., Ltd. (formerly as Guangzhou Powerbridge Blockchain Co., Ltd.) [Member]
Related Party Transaction [Line Items]
Relationship to the Company	Company has significant influence over with this entity
Ban Lor [Member]
Related Party Transaction [Line Items]
Relationship to the Company	Shareholder of the Company
Stewart Lor [Member]
Related Party Transaction [Line Items]
Relationship to the Company	CEO
Yuxia Xu [Member]
Related Party Transaction [Line Items]
Relationship to the Company	CFO
Hong Yu [Member]
Related Party Transaction [Line Items]
Relationship to the Company	shareholder of Zhixin
Shanghai Stamp Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Relationship to the Company	The Company owns equity interest
Xuzhi Zhou [Member]
Related Party Transaction [Line Items]
Relationship to the Company	Chief Business Development Officer
Jing Deng [Member]
Related Party Transaction [Line Items]
Relationship to the Company	Chief Product Officer
Xiaoyan Liu [Member]
Related Party Transaction [Line Items]
Relationship to the Company	Shareholder of Ascendent
Zhongchuan Dadi (Beijing) Technology Co., LTD [Member]
Related Party Transaction [Line Items]
Relationship to the Company	Shareholder of Ascendent
Shanghai Yue See cultural development Co., LTD [Member]
Related Party Transaction [Line Items]
Relationship to the Company	Shareholder of Metafusion